Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
June 16, 2023
Scott W. Lee, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	235
	Funds:	Lincoln S&P 500 Buffer Fund Aug
Lincoln S&P 500 Ultra Buffer Fund Aug
(each a “Fund”)

Dear Mr. Lee:
Attached for filing via EDGAR is Post-Effective Amendment No. 235 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, for all Series of the Registrant.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel